Commitments and Contingencies (Nuclear Operations) (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Amount of coverage purchased from commercial insurance pools	$ 450,000,000
Maximum assessment for premiums on insurance policy	86,000,000
Maximum assessment for insurance policy	22,000,000
Spent Nuclear Fuel
Loss Contingencies [Line Items]
Receivables	46,000,000	$ 56,000,000
Nuclear Obligations
Loss Contingencies [Line Items]
Maximum liability protection per nuclear incident amount	$ 13,440,000,000
Inflationary provision adjustment period	5 years
Maximum
Loss Contingencies [Line Items]
Amount that could be assessed for each licensed reactor	$ 127,000,000
Amount that could be assessed for each licensed reactor per reactor	19,000,000
Millstone Unit 1
Loss Contingencies [Line Items]
Minimum financial assurance	2,700,000,000
Millstone
Loss Contingencies [Line Items]
Settlement amount	14,000,000	22,000,000	$ 17,000,000
Surry and North Anna
Loss Contingencies [Line Items]
Settlement amount	22,000,000	30,000,000	$ 8,000,000
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Maximum assessment for premiums on insurance policy	50,000,000
Maximum assessment for insurance policy	10,000,000
Virginia Electric and Power Company | Spent Nuclear Fuel
Loss Contingencies [Line Items]
Receivables	30,000,000	$ 37,000,000
Virginia Electric and Power Company | Kewaunee
Loss Contingencies [Line Items]
Minimum financial assurance	$ 1,800,000,000